BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS (Schedule of Benefits to Directors) (Details) - Director [Member] Director in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Director	Dec. 31, 2020 USD ($) Director	Dec. 31, 2019 USD ($) Director
Disclosure of transactions between related parties [line items]
Compensation to directors not employed by the Company or on its behalf | $	$ 279	$ 268	$ 254
Number of directors that received the above compensation by the Company | Director	6	6	6